Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Trade and Other Receivables
7.	Trade and Other Receivables

	December 31,	December 31,
	2025	2024
Trade accounts receivable	$97,627	$356,105
Sales taxes and other taxes recoverable	1,301,319	14,432
Other receivables	1,031	—
	$1,399,977	$370,537

Trade receivables represent amounts due from customers under normal credit terms, generally 30 to 90 days. As at December 31, 2025, there were three customers (2024 — two customers) with an amount greater than 10% of the Company’s trade accounts receivable which represented 100% of the balance (2024 — 74%). The Company did not recognize any bad debt expense during the years ended December 31, 2025 and 2024.

Sales taxes and other taxes recoverable consists mainly of Mexican value-added tax and other taxes recoverable which represented 96% of the balance as of December 31, 2025.

During the year ended December 31, 2024, the Company derecognized accounts receivable with a net book value of $158,812 in connection with the sale of RPK (note 5). During the year ended December 31, 2025, the Company derecognized accounts receivable with a net book value of $78,737 in connection with the loss of control of Canmart (note 6).